Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY
14.	SHAREHOLDERS’ EQUITY

Ordinary Shares

On March 7, 2025, Agencia Cayman was established as a new Cayman Islands holding structure with an authorized capital of 25,000 Class A Ordinary Shares and 25,000 Class B Ordinary Shares (without dividend rights and no entitlement to distribution of assets upon winding-up), of which 500 Class A and 500 Class B shares were issued and outstanding at a par value of US$1 each. This common control transaction was accounted for at historical carrying amounts, with no change to the consolidated equity balance. The reorganization was undertaken in preparation for the Company’s planned initial public offering.

On May 28, 2025, four new independent subscribers (none of whom are Controlling Shareholders) subscribed for an aggregate of 116 Class A Ordinary Shares in Agencia Cayman at a consideration of US$9,360 per share for aggregate proceeds of US$1,085,644, which were received as of July 4, 2025.

On June 24, 2025, Agencia Cayman amended its authorised share capital to 1,250,000,000 shares (625,000,000 Class A and 625,000,000 Class B Ordinary Shares) with a reduced par value of US$0.00004 per share; effected a 1-for-25,000 stock split of all outstanding shares, converting each existing share of US$1.00 par value into 25,000 shares of US$0.00004 par value. These changes were accounted for at historical carrying amounts, with the stock split applied retroactively to all periods presented, resulting in no change to the total consolidated equity balance while increasing the number of shares outstanding proportionally. The reorganization maintains the original rights and restrictions of each share class, with Class B Ordinary Shares continuing to have no dividend rights or entitlement to distribution of assets upon winding-up.

On June 24, 2025, Agencia Cayman also issued new shares at par value (US$0.00004 per share), including 2,000,000 Class A and 2,000,000 Class B ordinary Shares to the Controlling Shareholder, Ping Shiang Business Ltd, and an aggregate of 464,000 Class A Ordinary Shares to four independent subscribers.

On October 22, 2025, the Company’s Class A Ordinary Shares were approved for listing on Nasdaq Capital Market and commenced trading under the symbol “AGCC”. The offering, pursuant to an underwriting agreement dated October 21, 2025, involved the initial sale of 1,750,000 Class A ordinary shares at $4.00 per share for gross proceeds of $7.00 million. On October 23, 2025, the Company successfully completed its initial public offering.

On October 29, 2025, the underwriters fully exercised their 45-day over-allotment option to purchase an additional 262,500 shares, increasing the total shares issued to 2,012,500 and raising total gross proceeds to approximately $8.05 million. The net proceeds to the Company were approximately $5.22 million, after deducting underwriting discounts and offering expenses.

Retained Earnings

Retained earnings are the portion of a company’s net income that is not paid out as dividends but is instead reinvested in the business or held as a reserve for future use. This may include funds set aside for expansion, debt repayment, or other strategic purposes. As of December 31, 2024 and 2025, the balances of retained earnings were US$1,747,875 and US$2,296,319, respectively.

Statutory Reserve

Under the law of Taiwan, a statutory reserve is a portion of a company’s profits that must be appropriated as required under with the Company Act of Taiwan until the reserve equals the paid-in capital. As of December 31, 2024 and 2025, the balances of statutory reserve were US$101,857 and US$162,795, respectively.

Accumulated Other Comprehensive Loss

Other comprehensive losses accumulated in the Company’s equity comprise foreign currency adjustments. It represents the cumulative amount of other comprehensive losses which has not been realized, and it is reported within the equity section of the Company’s balance sheet. As of December 31, 2024 and 2025, the balances of accumulated other comprehensive loss were US$119,131 and US$110,127, respectively.